                   Oppenheimer Gold & Special Minerals Fund
                  Supplement dated December 18, 2003 to the
                      Prospectus dated October 23, 2003

The Prospectus is changed as follows:

1.    The "Shareholder Fees" table and accompanying footnotes on page 8 are deleted and replaced with the following:

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Shareholder Fees (charges paid directly from your investment):
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                                  Class A  Class   Class  Class
                                           B       C      N
                                   Shares  Shares  Shares Shares
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Maximum Sales Charge (Load)        5.75%    None    None   None
on purchases (as % of offering
price)
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Maximum Deferred Sales Charge
(Load)
(as % of the lower of the          None1     5%2    1%3     1%4
original offering price or
redemption proceeds)
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Redemption Fee (as a percentage    2.00%    2.00%  2.00%   2.00%
of total redemption proceeds)5
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1.A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000 for certain  retirement  plan  accounts) of
  Class A shares. See "How to Buy Shares" for details.
2.Applies  to  redemptions  in first  year after  purchase.  The  contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated after that.
3.Applies to shares redeemed within 12 months of purchase.
4.Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.
5.The  redemption fee applies to the proceeds of Fund shares that are redeemed
  (either by selling or  exchanging  to another  Oppenheimer  fund)  within 30 days of their  purchase.  See "How to Sell Shares" for more  information  on when the redemption fee will apply.

2.    The following is added to the section in "About Your Account - How to
Sell Shares" on page 23 before the sub-section entitled "Certain Requests
Require a Signature Guarantee."

     Redemption Fee. Effective March 15, 2004, the Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  The redemption fee is paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.  The redemption fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund acquired by exchange, the holding period prior to the exchange is not considered in determining whether to apply the redemption fee.

      The redemption fee is not imposed on shares:
o     held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
      Section 403(b)(7) custodial plan accounts, or plans administered as college savings programs under Section 529 of the Internal
      Revenue Code,
o     redeemed under automatic withdrawal plans or pursuant to automatic re-balancing in OppenheimerFunds Portfolio Builder accounts,
o     redeemed due to death or disability of the shareholder, or
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the
      Distributor for this purpose.

December 18, 2003                                             PS0410.026